Deferred Income Tax Assets and Liabilities (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax Assets and Liabilities (Details) [Line Items]
Income tax relating to components of other comprehensive income	S/ 966,000	S/ 5,557,000	S/ 5,659,000
Tax loss carryforward	25,424,000	24,085,000
Other Temporary Differences [Member]
Deferred Income Tax Assets and Liabilities (Details) [Line Items]
Increase (decrease) in deferred tax liability (asset)	S/ 104,842,000	S/ 83,079,000